TAXES ON INCOME (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Note [Line Items]
Tax-exempt profits earned from Benefited Enterprises	$ 7,000,000
Unrecognized tax benefits, income tax penalties and interest accrued	73,000		19,000	20,000
Cypriot Subsidiary
Income Tax Note [Line Items]
Corporate tax rate	12.50%
Defence tax rate		30.00%
Carryforward tax losses utilized during 2014	$ 23,779
Israeli Subsidiary
Income Tax Note [Line Items]
Percentage of tax to be paid in respect of distribution of a cash dividend	25.00%
Reduced corporate tax rate	9.00%
Preferred Enterprise
Income Tax Note [Line Items]
Reduced corporate tax rate	16.00%
Tax rate percentage on location of specified development zone	9.00%
ISRAEL
Income Tax Note [Line Items]
Corporate tax rate	26.50%		25.00%	25.00%